UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08459

CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2007 to January 31, 2008

Item 1:                 Schedule of Investments

Credit Suisse International Focus Fund

Schedule of Investments

January 31, 2008 (unaudited)

	Number of Shares	Value

COMMON STOCKS (95.8%)
Austria (1.1%)
Energy Equipment & Services (1.1%)
C.A.T. oil AG*§	112,842	$2,562,117
TOTAL AUSTRIA		2,562,117
Belgium (1.4%)
Metals & Mining (1.4%)
Umicore	13,996	3,184,269
TOTAL BELGIUM		3,184,269
Brazil (1.6%)
Oil & Gas (1.6%)
Petroleo Brasileiro SA - Petrobras ADR	39,435	3,679,680
TOTAL BRAZIL		3,679,680
Denmark (1.8%)
Pharmaceuticals (1.8%)
Novo Nordisk AS Series B	66,228	4,160,551
TOTAL DENMARK		4,160,551
France (11.6%)
Banks (2.5%)
BNP Paribas§	35,583	3,515,145
Societe Generale§	19,085	2,387,476
		5,902,621
Beverages (1.4%)
Pernod Ricard SA§	31,746	3,363,389
Insurance (2.2%)
Axa§	148,918	5,093,951
Media (1.0%)
Vivendi SA	55,352	2,221,288
Metals & Mining (1.3%)
Vallourec SA	14,685	2,939,440
Oil & Gas (0.9%)
Total SA§	30,363	2,200,703
Pharmaceuticals (1.1%)
Sanofi-Aventis§	30,183	2,451,262
Textiles & Apparel (1.2%)
LVMH Moet Hennessy Louis Vuitton SA	27,239	2,785,777
TOTAL FRANCE		26,958,431
Germany (9.6%)
Auto Components (1.6%)
Continental AG§	36,745	3,799,597
Banks (1.4%)
Deutsche Bank AG	28,485	3,193,023
Electric Utilities (2.8%)
E.ON AG	35,385	6,489,647
Electrical Equipment (1.4%)
Norddeutsche Affinerie AG§	75,397	3,293,216
Multi-Utilities (2.4%)
RWE AG§	45,419	5,552,581
TOTAL GERMANY		22,328,064
Greece (0.9%)
Diversified Telecommunication Services (0.9%)
Hellenic Telecommunications Organization SA	66,200	2,048,711

	Number of Shares	Value

COMMON STOCKS
TOTAL GREECE		$2,048,711
India (2.2%)
Diversified Telecommunication Services (2.2%)
Bharti Airtel, Ltd.*	235,786	5,214,816
TOTAL INDIA		5,214,816
Israel (2.0%)
Pharmaceuticals (2.0%)
Teva Pharmaceutical Industries, Ltd. ADR§	101,396	4,668,272
TOTAL ISRAEL		4,668,272
Italy (2.8%)
Banks (2.8%)
Intesa Sanpaolo	744,131	5,274,103
UniCredito Italiano SpA	162,068	1,196,178
TOTAL ITALY		6,470,281
Japan (16.1%)
Automobiles (1.3%)
Toyota Motor Corp.	56,434	3,055,969
Banks (2.6%)
Mitsubishi UFJ Financial Group, Inc.	259,100	2,568,542
Mizuho Financial Group, Inc.	724	3,399,775
		5,968,317
Chemicals (3.1%)
Kuraray Company, Ltd.	282,158	3,387,044
Shin-Etsu Chemical Company, Ltd.	74,379	3,934,797
		7,321,841
Diversified Financials (1.6%)
Daiwa Securities Group, Inc.	407,889	3,655,964
Electronic Equipment & Instruments (1.4%)
Omron Corp.	153,325	3,197,892
Household Products (2.0%)
Uni-Charm Corp.	70,093	4,634,869
Machinery (1.5%)
Komatsu, Ltd.§	142,564	3,476,254
Specialty Retail (2.6%)
Yamada Denki Company, Ltd.§	56,575	6,060,820
TOTAL JAPAN		37,371,926
Mexico (2.2%)
Wireless Telecommunication Services (2.2%)
America Movil SAB de CV ADR Series L	84,952	5,089,474
TOTAL MEXICO		5,089,474
Netherlands (7.2%)
Energy Equipment & Services (1.7%)
Fugro NV	58,097	3,965,736
Food Products (0.0%)
Koninklijke Numico NV§	1,139	92,583
Household Durables (1.7%)
Koninklijke (Royal) Philips Electronics NV	99,510	3,876,194
IT Consulting & Services (2.8%)
Exact Holding NV	95,424	3,982,838
Ordina NV	177,837	2,595,973
		6,578,811
Transportation Infrastructure (1.0%)
Smit International NV	28,141	2,339,481

	Number of Shares	Value

COMMON STOCKS
TOTAL NETHERLANDS		$16,852,805
Norway (5.1%)
Banks (1.6%)
DNB NOR ASA	290,804	3,779,344
Construction & Engineering (1.2%)
Aker Kvaerner ASA	150,753	2,820,993
Energy Equipment & Services (1.1%)
Sevan Marine ASA*§	232,196	2,622,829
Oil & Gas (1.2%)
DNO ASA*§	2,103,864	2,729,150
TOTAL NORWAY		11,952,316
Singapore (2.0%)
Banks (2.0%)
United Overseas Bank, Ltd.	380,809	4,734,045
TOTAL SINGAPORE		4,734,045
Spain (3.0%)
Banks (1.6%)
Banco Santander SA§	213,188	3,734,093
Diversified Telecommunication Services (1.4%)
Telefonica SA	110,448	3,215,541
TOTAL SPAIN		6,949,634
Switzerland (2.9%)
Banks (1.4%)
UBS AG	79,841	3,305,279
Pharmaceuticals (1.5%)
Novartis AG	69,290	3,498,161
TOTAL SWITZERLAND		6,803,440
Taiwan (1.3%)
Diversified Telecommunication Services (1.3%)
Chunghwa Telecom Company, Ltd. ADR	149,798	3,150,252
TOTAL TAIWAN		3,150,252
United Kingdom (21.0%)
Aerospace & Defense (1.5%)
BAE Systems PLC	366,658	3,414,722
Banks (2.6%)
Barclays PLC	110,049	1,038,538
HSBC Holdings PLC§	214,197	3,177,693
Royal Bank of Scotland Group PLC	228,060	1,757,740
		5,973,971
Beverages (1.7%)
SABMiller PLC	188,332	4,073,552
Commercial Services & Supplies (0.4%)
Hays PLC	453,607	932,800
Food & Drug Retailing (1.6%)
Tesco PLC	446,554	3,731,960
Metals & Mining (3.9%)
BHP Billiton PLC	211,368	6,389,914
Johnson Matthey PLC	70,871	2,637,582
		9,027,496
Oil & Gas (2.7%)
BP PLC	285,802	3,045,238
Royal Dutch Shell PLC Class A§	89,734	3,215,559
		6,260,797

	Number of Shares	Value

COMMON STOCKS
United Kingdom
Pharmaceuticals (2.7%)
AstraZeneca PLC	48,913	$2,053,624
GlaxoSmithKline PLC	182,072	4,314,001
		6,367,625
Tobacco (2.0%)
Imperial Tobacco Group PLC	95,708	4,680,271
Wireless Telecommunication Services (1.9%)
Vodafone Group PLC	1,256,970	4,395,994
TOTAL UNITED KINGDOM		48,859,188

TOTAL COMMON STOCKS (Cost $181,267,274)		223,038,272

SHORT-TERM INVESTMENTS (20.3%)
State Street Navigator Prime Portfolio§§	40,272,822	40,272,822

	Par (000)

State Street Bank and Trust Co. Euro Time Deposit, 1.850%, 2/01/08	$6,877	6,877,000
TOTAL SHORT-TERM INVESTMENTS (Cost $47,149,822)		47,149,822

TOTAL INVESTMENTS AT VALUE (116.1%) (Cost $228,417,096)		270,188,094

LIABILITIES IN EXCESS OF OTHER ASSETS (-16.1%)		(37,450,040)

NET ASSETS (100.0%)		$232,738,054

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At January 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $228,417,096, $55,693,093, $(13,922,095) and $41,770,998, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	March 28, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 28, 2008